Schedule of Financial Assets (Detail) - Foreign Exchange Risk - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Reported Value Measurement | Interest Rate Contract | Cash Equivalents
Financial Assets and Liabilities [Line Items]
Financial assets	R$ 6,583,877	R$ 7,290,561
Reported Value Measurement | Interest Rate Contract | Short-term Investments
Financial Assets and Liabilities [Line Items]
Financial assets	135,624	286,005
Reported Value Measurement | Foreign Exchange Contract | Cash Equivalents
Financial Assets and Liabilities [Line Items]
Financial assets	1,307	2,381
Reported Value Measurement | Foreign Exchange Contract | Short-term Investments
Financial Assets and Liabilities [Line Items]
Financial assets	662
Reported Value Measurement | Foreign Exchange Contract | Cash
Financial Assets and Liabilities [Line Items]
Financial assets	82,482	80,655
Estimate of Fair Value Measurement | Interest Rate Contract | Cash Equivalents
Financial Assets and Liabilities [Line Items]
Financial assets	6,583,877	7,290,561
Estimate of Fair Value Measurement | Interest Rate Contract | Short-term Investments
Financial Assets and Liabilities [Line Items]
Financial assets	135,624	286,005
Estimate of Fair Value Measurement | Foreign Exchange Contract | Cash Equivalents
Financial Assets and Liabilities [Line Items]
Financial assets	1,307	2,381
Estimate of Fair Value Measurement | Foreign Exchange Contract | Short-term Investments
Financial Assets and Liabilities [Line Items]
Financial assets	662
Estimate of Fair Value Measurement | Foreign Exchange Contract | Cash
Financial Assets and Liabilities [Line Items]
Financial assets	R$ 82,482	R$ 80,655